Note 7 – Rent Obligation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Leases [Abstract]
Lessee Leasing Arrangements, Operating Leases, Terms of Contract Cancellation	3 years
Lessee Leasing Arrangements, Operating Leases, Extension Term	5 years
Operating Leases, Rent Expense (in Dollars)	$ 66,345	$ 64,753
Lessor Leasing Arrangements, Operating Leases, Term of Contract	3 years